Risk/Return Detail Data - VIPHedgedEquityPortfolio-InitialServiceService2PRO	Apr. 30, 2026 USD ($)
VIPHedgedEquityPortfolio-InvestorPRO | VIP Hedged Equity Portfolio | VIP Hedged Equity Portfolio - Investor Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.03%
Expenses (as a percentage of Assets)	1.56%	[1]
Fee Waiver or Reimbursement	(1.00%)	[2]
Net Expenses (as a percentage of Assets)	0.56%	[1]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	722
Expense Example, with Redemption, 10 Years	$ 1,741
VIPHedgedEquityPortfolio-InvestorPRO | VIP Hedged Equity Portfolio
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund/Class: VIP Hedged Equity Portfolio/Investor Class
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Hedged Equity Portfolio seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]	Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from January 23, 2025 to December 31, 2025, the fund's portfolio turnover rate was 76% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	76.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.Using a disciplined approach designed to construct an equity portfolio with similar risk-return characteristics to the S&P 500® Index.Employing a disciplined options-based strategy designed to provide downside protection in certain market conditions (i.e., offset or mitigate a decrease in the value of the fund's investments). The extent of this protection will be determined primarily based on the cost of the put options in the marketplace.Managing the options positions in a way that provides diversification of options strike prices and expirations.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
VIPHedgedEquityPortfolio-InitialServiceService2PRO | VIP Hedged Equity Portfolio | VIP Hedged Equity Portfolio - Initial Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.27%
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(1.25%)	[3]
Net Expenses (as a percentage of Assets)	0.52%
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	392
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	$ 1,943
VIPHedgedEquityPortfolio-InitialServiceService2PRO | VIP Hedged Equity Portfolio | VIP Hedged Equity Portfolio - Service Class
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	1.27%
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	(1.25%)	[3]
Net Expenses (as a percentage of Assets)	0.62%
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	853
Expense Example, with Redemption, 10 Years	$ 2,052
VIPHedgedEquityPortfolio-InitialServiceService2PRO | VIP Hedged Equity Portfolio | VIP Hedged Equity Portfolio - Service Class 2
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.27%
Expenses (as a percentage of Assets)	2.02%
Fee Waiver or Reimbursement	(1.25%)	[3]
Net Expenses (as a percentage of Assets)	0.77%
Expense Example, with Redemption, 1 Year	$ 79
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	931
Expense Example, with Redemption, 10 Years	$ 2,212
VIPHedgedEquityPortfolio-InitialServiceService2PRO | VIP Hedged Equity Portfolio
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund/Class: VIP Hedged Equity Portfolio/Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Hedged Equity Portfolio seeks capital appreciation.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Optional Text]	Fees
Shareholder Fee, Other
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2027
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from January 23, 2025 to December 31, 2025, the fund's portfolio turnover rate was 76% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	76.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in common stocks of companies with market capitalizations generally similar to companies in the S&P 500® Index.Using a disciplined approach designed to construct an equity portfolio with similar risk-return characteristics to the S&P 500® Index.Employing a disciplined options-based strategy designed to provide downside protection in certain market conditions (i.e., offset or mitigate a decrease in the value of the fund's investments). The extent of this protection will be determined primarily based on the cost of the put options in the marketplace.Managing the options positions in a way that provides diversification of options strike prices and expirations.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Document Type	485BPOS
Registrant Name	Variable Insurance Products Fund VI

[1]	ADiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the class.
[2]	BFidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.55% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through April 30, 2027. FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[3]	AFidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse Initial Class, Service Class, and Service Class 2 of the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.52%, 0.62%, and 0.77% (the Expense Caps). If at any time during the current fiscal year expenses for Initial Class, Service Class, or Service Class 2 of the fund fall below the Expense Caps, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through April 30, 2027. FDS may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.